FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA  94403-1906

October 3, 2019

Filed Via EDGAR (CIK #0000002768)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

     RE:  Franklin High Income Trust (Registrant)

          File Nos. 002-30203 and 811-01608

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on September 27, 2019.

Sincerely yours,

FRANKLIN HIGH INCOME TRUST

/s/ Steven J. Gray

Steven J. Gray

Vice President and Co-Secretary

SJG/rs